Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
Current portion	388.9	510.3
Non-current portion	3,809.6	3,249.6
Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	3,569.4	2,927.0
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 629.1	832.9
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
2027 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
2027 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	LLibor 6M + 1.35% a 2.60%
2027 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 119.1	18.0
2027 [member] | Working capital two [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 6M + 1.35% a 2.60%
2027 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
2027 [member] | Bottom of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	5.05%
2027 [member] | Bottom of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.25%
2027 [member] | Bottom of range [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	1.25%
2027 [member] | Bottom of range [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.35%
2027 [member] | Bottom of range [member] | Working capital two [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	1.35%
2027 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.38%
2027 [member] | Top of range [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 2,934.3	2,550.3
Borrowing effective interest rate	7.42%
2027 [member] | Top of range [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.59%
2027 [member] | Top of range [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 220.6	65.3
Borrowing effective interest rate	4.59%
2027 [member] | Top of range [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
2027 [member] | Top of range [member] | Working capital two [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	2.60%
2026 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
2026 [member] | Working capital [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 3M + 2.25%
Borrowing effective interest rate	2.25%
2026 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 3M + 2.25%
Borrowings contractual interest rate	2.25%
2026 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 220.2	212.7
2025 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
2025 [member] | Working capital [member] | Other currencies [member] | floating interest rate [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	1.00% a 3.37%
2025 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.00%
2025 [member] | Bottom of range [member] | Working capital [member] | Other currencies [member] | floating interest rate [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	1.00%
2025 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.37%
2025 [member] | Top of range [member] | Working capital [member] | Other currencies [member] | floating interest rate [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	3.37%
2025 [member] | Top of range [member] | Advances on foreign exchange contracts [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2025
Loans and financing	$ 14.0	16.4
2018 [member] | Advances on foreign exchange contracts [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.65%
2018 [member] | Advances on foreign exchange contracts [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2018
Borrowing effective interest rate	4.65%
2018 [member] | Finance leasing [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 6M + 3.40%
Borrowings contractual interest rate	3.40%
2018 [member] | Finance leasing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2018
2018 [member] | Finance leasing [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 6M + 3.40%
Borrowing effective interest rate	3.40%
2018 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2018
Loans and financing	$ 3.1	3.8
2018 [member] | Top of range [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2018
Loans and financing		0.1
2030 [member] | Property, plant and equipment [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.13%
2030 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 58.1	60.4
Borrowing effective interest rate	2.13%
2035 [member] | Property, plant and equipment [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	Libor 1M + 2.44%
Borrowings contractual interest rate	2.44%
2035 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
2035 [member] | Property, plant and equipment [member] | Other currencies [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 1M + 2.44%
Borrowing effective interest rate	2.44%
2035 [member] | Top of range [member] | Finance leasing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2035
2017 [member] | Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2017
2017 [member] | Bottom of range [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.50%
2017 [member] | Bottom of range [member] | Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	5.50%
2017 [member] | Top of range [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	8.00%
2017 [member] | Top of range [member] | Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2017
Loans and financing		30.9
Borrowing effective interest rate	8.00%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
2023 [member] | Bottom of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
2023 [member] | Bottom of range [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	3.50%
2023 [member] | Top of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.50%
2023 [member] | Top of range [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 396.0	505.0
Borrowing effective interest rate	4.50%
2022 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Contractual interest rate	TJLP + 1.92% a 5.00%
2022 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2022
Effective interest rate	TJLP + 1.92% a 5.00%
2022 [member] | Bottom of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.92%
2022 [member] | Bottom of range [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	1.92%
2022 [member] | Top of range [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.00%
2022 [member] | Top of range [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	5.00%
2019 [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2019
2019 [member] | Bottom of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	10.85%
2019 [member] | Bottom of range [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	10.85%
2019 [member] | Top of range [member] | Export Credit Note [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	11.00%
2019 [member] | Top of range [member] | Export Credit Note [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2019
Loans and financing	$ 233.1	$ 297.0
Borrowing effective interest rate	11.00%